Per Share Amounts (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Disclosure of earnings per share
The following table summarizes the weighted average shares used in calculating net income per share:

	2019	2018
Weighted average shares – basic	545,674,158	549,109,960
Dilutive impact of share-based compensation	—	—
Weighted average shares – diluted (1)	545,674,158	549,109,960

(1)	Excludes the impact of 310,288 weighted average shares related to share-based compensation that were anti-dilutive for the year ended December 31, 2019 (year ended December 31, 2018 - 1,086,922).